Business Acquisition - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 13, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Intangible assets	$ 5,320
Goodwill		$ 377,100
Betcha
Business Acquisition [Line Items]
Cash	21
Restricted Cash	280
Prepaid expenses and other current assets	61
Intangible assets	5,320
Goodwill	34,877
Accounts payable	(288)
Accrued expenses and other current liabilities	(986)
Net assets acquired	$ 39,285